Quarterly Holdings Report
for

Fidelity® Growth Company K6 Fund

February 28, 2021

GCF-K6-QTLY-0421
1.9893922.101

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATION SERVICES - 12.1%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	9,458	$523,027
Entertainment - 3.9%
Activision Blizzard, Inc.	338,010	32,317,136
Electronic Arts, Inc.	66,402	8,895,876
NetEase, Inc. ADR	88,182	9,686,793
Netflix, Inc. (a)	122,458	65,986,493
Nintendo Co. Ltd.	6,692	4,092,644
Roku, Inc. Class A (a)	445,998	176,383,289
Sea Ltd. ADR (a)	283,730	66,872,324
Skillz, Inc. (b)	85,518	2,703,224
The Walt Disney Co. (a)	109,450	20,690,428
Zynga, Inc. (a)	160,913	1,794,180
		389,422,387
Interactive Media & Services - 7.6%
Alphabet, Inc.:
Class A (a)	160,965	325,456,743
Class C (a)	93,158	189,749,804
Bumble, Inc.	47,229	3,178,984
Facebook, Inc. Class A (a)	578,806	149,112,002
IAC (a)	19,036	4,660,584
Kuaishou Technology Class B (c)	91,184	3,630,220
Match Group, Inc. (a)	7,713	1,178,932
Pinterest, Inc. Class A (a)	44,967	3,623,441
Snap, Inc. Class A (a)	420,008	27,577,725
Tencent Holdings Ltd.	86,391	7,515,759
Twitter, Inc. (a)	150,560	11,602,154
Zillow Group, Inc. Class C (a)	126,025	20,331,613
		747,617,961
Media - 0.0%
Comcast Corp. Class A	78,957	4,162,613
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc.	476,371	57,150,229

TOTAL COMMUNICATION SERVICES		1,198,876,217

CONSUMER DISCRETIONARY - 22.0%
Auto Components - 0.1%
QuantumScape Corp. (b)	132,244	6,537,747
Automobiles - 2.5%
Lordstown Motors Corp. (a)	155,566	3,008,646
Rad Power Bikes, Inc. (b)(d)	171,416	826,883
Tesla, Inc. (a)	358,384	242,088,392
XPeng, Inc. ADR (a)(e)	144,394	4,925,279
		250,849,200
Hotels, Restaurants & Leisure - 1.6%
Airbnb, Inc. Class A	8,002	1,651,213
Chipotle Mexican Grill, Inc. (a)	8,522	12,288,724
Hyatt Hotels Corp. Class A	19,391	1,705,438
Marriott International, Inc. Class A	210,432	31,158,666
McDonald's Corp.	535	110,285
NeoGames SA	12,945	392,622
Penn National Gaming, Inc. (a)	420,823	48,722,887
Planet Fitness, Inc. (a)	11,940	1,027,915
Rush Street Interactive, Inc. (b)	44,874	696,893
Rush Street Interactive, Inc. (a)	218,926	3,399,921
Shake Shack, Inc. Class A (a)	12,325	1,460,266
Starbucks Corp.	330,441	35,697,541
Vail Resorts, Inc.	39,986	12,362,871
Yum China Holdings, Inc.	123,189	7,371,630
		158,046,872
Household Durables - 0.8%
D.R. Horton, Inc.	182,992	14,066,595
KB Home	220,480	8,902,982
Lennar Corp. Class A	508,817	42,216,546
PulteGroup, Inc.	38,368	1,730,780
Toll Brothers, Inc.	245,974	13,139,931
		80,056,834
Internet & Direct Marketing Retail - 9.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	156,916	37,308,348
Amazon.com, Inc. (a)	199,688	617,621,006
Doordash, Inc.	1,069	181,185
Etsy, Inc. (a)	42,145	9,283,279
Farfetch Ltd. Class A (a)	221,310	14,579,903
JD.com, Inc. sponsored ADR (a)	289,892	27,212,162
Ocado Group PLC (a)	484,037	14,835,928
Ozon Holdings PLC ADR (e)	35,369	2,099,150
Pinduoduo, Inc. ADR (a)	21,828	3,736,080
Revolve Group, Inc. (a)	123,877	5,710,730
The Booking Holdings, Inc. (a)	13,797	32,126,452
The RealReal, Inc. (a)	263,633	6,733,187
THG PLC	282,531	2,786,845
Wayfair LLC Class A (a)	528,223	152,645,883
Zomato Pvt Ltd. (b)(d)	96	506,377
		927,366,515
Leisure Products - 0.3%
Callaway Golf Co.	66,992	1,872,426
Peloton Interactive, Inc. Class A (a)	246,618	29,710,070
		31,582,496
Multiline Retail - 0.5%
Dollar General Corp.	38,174	7,214,504
Dollar Tree, Inc. (a)	51,887	5,095,303
Ollie's Bargain Outlet Holdings, Inc. (a)(e)	311,277	25,736,382
Target Corp.	54,175	9,937,862
		47,984,051
Specialty Retail - 2.7%
Auto1 Group SE (c)	45,496	2,525,087
Carvana Co. Class A (a)	168,200	47,684,700
Cazoo Holdings Ltd. (b)(d)	25,520	377,766
Five Below, Inc. (a)	38,268	7,122,440
Floor & Decor Holdings, Inc. Class A (a)	173,677	16,514,946
Lowe's Companies, Inc.	332,935	53,186,366
MYT Netherlands Parent BV ADR	27,494	794,302
RH (a)(e)	116,622	57,187,930
The Home Depot, Inc.	189,592	48,979,197
TJX Companies, Inc.	444,678	29,344,301
Williams-Sonoma, Inc.	44,953	5,901,879
		269,618,914
Textiles, Apparel & Luxury Goods - 4.1%
adidas AG	141,014	49,153,573
Canada Goose Holdings, Inc. (a)	168,411	7,548,455
Deckers Outdoor Corp. (a)	59,116	19,278,319
Dr. Martens Ltd. (a)	782,343	5,377,864
lululemon athletica, Inc. (a)	747,471	232,971,761
NIKE, Inc. Class B	300,334	40,479,017
On Holding AG (b)(d)	128	2,491,643
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,151,704	42,152,366
Under Armour, Inc. Class C (non-vtg.) (a)	64,103	1,166,675
VF Corp.	23,535	1,862,325
		402,481,998

TOTAL CONSUMER DISCRETIONARY		2,174,524,627

CONSUMER STAPLES - 2.4%
Beverages - 1.0%
Boston Beer Co., Inc. Class A (a)	7,276	7,484,894
Fever-Tree Drinks PLC	125,427	3,982,436
Keurig Dr. Pepper, Inc.	455,891	13,913,793
Monster Beverage Corp. (a)	402,409	35,307,366
PepsiCo, Inc.	55,769	7,204,797
The Coca-Cola Co.	607,496	29,761,229
		97,654,515
Food & Staples Retailing - 0.5%
Blink Health, Inc. Series A1 (b)(d)	65,933	2,152,053
Costco Wholesale Corp.	91,667	30,341,777
Grocery Outlet Holding Corp. (a)(e)	58,509	2,105,739
Kroger Co.	126,031	4,059,459
Performance Food Group Co. (a)	185,743	10,074,700
Sweetgreen, Inc. warrants 1/21/26 (a)(b)(d)	130,426	515,183
Walgreens Boots Alliance, Inc.	63,623	3,049,450
		52,298,361
Food Products - 0.4%
Archer Daniels Midland Co.	74,990	4,242,934
Beyond Meat, Inc. (a)(e)	12,923	1,880,038
Bunge Ltd.	195,207	14,948,952
Darling Ingredients, Inc. (a)	151,893	9,575,335
Freshpet, Inc. (a)	33,357	5,199,689
JDE Peet's BV	53,438	2,169,605
Laird Superfood, Inc. (e)	134,193	5,296,598
Mondelez International, Inc.	18,637	990,743
		44,303,894
Household Products - 0.2%
Church & Dwight Co., Inc.	38,101	3,000,454
Colgate-Palmolive Co.	72,243	5,432,674
Procter & Gamble Co.	115,065	14,213,979
		22,647,107
Personal Products - 0.0%
Unilever PLC	11,698	607,688
Yatsen Holding Ltd. ADR	17,905	313,875
		921,563
Tobacco - 0.3%
Altria Group, Inc.	471,068	20,538,565
Philip Morris International, Inc.	43,017	3,614,288
RLX Technology, Inc. ADR	82,145	1,438,359
		25,591,212

TOTAL CONSUMER STAPLES		243,416,652

ENERGY - 0.8%
Energy Equipment & Services - 0.2%
Halliburton Co.	425,323	9,284,801
Schlumberger Ltd.	395,397	11,035,530
		20,320,331
Oil, Gas & Consumable Fuels - 0.6%
EOG Resources, Inc.	23,149	1,494,499
Hess Corp.	548,731	35,958,342
Pioneer Natural Resources Co.	20,684	3,073,022
Reliance Industries Ltd.	33,246	544,417
Reliance Industries Ltd.	498,700	14,068,578
		55,138,858

TOTAL ENERGY		75,459,189

FINANCIALS - 1.8%
Banks - 1.0%
Bank of America Corp.	713,773	24,775,061
First Republic Bank	37,629	6,199,378
HDFC Bank Ltd. sponsored ADR (a)	235,059	18,602,569
JPMorgan Chase & Co.	233,008	34,291,787
Wells Fargo & Co.	356,927	12,910,050
		96,778,845
Capital Markets - 0.6%
Aspirational Consumer Lifestyle Corp. Class A (a)	35,200	384,736
B3 SA - Brasil Bolsa Balcao	983,600	9,530,259
BlackRock, Inc. Class A	33,035	22,942,808
Charles Schwab Corp.	404,302	24,953,519
Edelweiss Financial Services Ltd. (a)	287,700	268,684
Vesper Healthcare Acquisition Corp. Class A (a)	121,230	1,338,379
		59,418,385
Consumer Finance - 0.0%
American Express Co.	3,366	455,285
Discover Financial Services	17,864	1,680,466
		2,135,751
Diversified Financial Services - 0.2%
AppHarvest, Inc. (b)	302,318	8,745,304
Coinbase, Inc. (a)(b)(d)	7,700	2,872,100
Decarbonization Plus Acquisition Corp. Class A (a)	18,654	219,558
Gemini Therapeutics, Inc.	10,800	164,160
Gemini Therapeutics, Inc. (b)	96,363	1,391,482
Nuvation Bio, Inc. (b)	312,840	2,824,007
		16,216,611

TOTAL FINANCIALS		174,549,592

HEALTH CARE - 16.1%
Biotechnology - 9.3%
4D Molecular Therapeutics, Inc.	30,417	1,276,906
AbbVie, Inc.	79,491	8,564,360
ACADIA Pharmaceuticals, Inc. (a)	1,094,860	53,615,294
ADC Therapeutics SA (a)	125,565	3,338,773
Akouos, Inc. (c)	54,474	1,109,635
Akouos, Inc. (a)	212,471	4,328,034
Alector, Inc. (a)	134,046	2,436,956
Allovir, Inc. (a)	335,217	12,255,534
Alnylam Pharmaceuticals, Inc. (a)	606,445	89,814,505
ALX Oncology Holdings, Inc. (a)	17,080	1,371,353
Amgen, Inc.	119,238	26,819,011
Annexon, Inc. (a)	28,137	819,068
Arcutis Biotherapeutics, Inc. (a)	91,989	3,143,264
Argenx SE ADR (a)	108,028	35,722,699
Arrowhead Pharmaceuticals, Inc. (a)	13,737	1,094,289
Ascendis Pharma A/S sponsored ADR (a)	9,483	1,469,581
aTyr Pharma, Inc. (a)	96,927	421,632
Avidity Biosciences, Inc.	207,380	5,004,079
Axcella Health, Inc. (a)	350,937	2,000,341
BeiGene Ltd. ADR (a)	253,539	81,132,480
BioAtla, Inc.	125,408	6,659,165
BioNTech SE ADR (a)(e)	133,014	14,502,516
BioXcel Therapeutics, Inc. (a)(e)	127,709	6,846,479
Bolt Biotherapeutics, Inc.	39,629	1,058,094
BridgeBio Pharma, Inc. (a)	26,223	1,853,442
Burning Rock Biotech Ltd. ADR	7,921	285,077
C4 Therapeutics, Inc.	38,907	1,669,888
Calyxt, Inc. (a)	156,577	1,493,745
Cerevel Therapeutics Holdings (a)(e)	187,332	2,839,953
Cerevel Therapeutics Holdings (b)	139,300	2,111,788
ChemoCentryx, Inc. (a)	358,337	24,309,582
Codiak Biosciences, Inc.	81,821	1,325,500
CRISPR Therapeutics AG (a)	7,648	961,277
Cullinan Oncology, Inc.	16,162	653,268
Cyclerion Therapeutics, Inc. (a)	33,956	130,391
Denali Therapeutics, Inc. (a)	51,631	3,707,106
Evelo Biosciences, Inc. (a)(e)	542,250	6,599,183
Exact Sciences Corp. (a)	33,505	4,560,701
Exelixis, Inc. (a)	57,412	1,243,544
Fate Therapeutics, Inc. (a)	392,586	35,222,816
Foghorn Therapeutics, Inc.	68,792	1,132,316
Foghorn Therapeutics, Inc.	59,955	937,516
Fusion Pharmaceuticals, Inc. (a)	39,600	462,528
Generation Bio Co.	176,648	6,168,548
Homology Medicines, Inc. (a)	48,145	517,077
Immunocore Holdings PLC ADR	39,629	1,916,458
Inhibrx, Inc. (a)	93,758	2,383,328
Ionis Pharmaceuticals, Inc. (a)	1,165,566	61,075,658
Iovance Biotherapeutics, Inc. (a)	10,223	381,318
Ironwood Pharmaceuticals, Inc. Class A (a)	48,965	451,947
iTeos Therapeutics, Inc. (a)	29,794	1,238,835
Karuna Therapeutics, Inc. (a)	163,265	20,401,594
Keros Therapeutics, Inc.	38,038	2,490,348
Kinnate Biopharma, Inc.	45,737	1,528,988
Kronos Bio, Inc. (e)	42,107	1,224,050
Kronos Bio, Inc.	49,578	1,369,171
Kura Oncology, Inc. (a)	31,836	891,408
Kymera Therapeutics, Inc. (a)	18,788	901,448
Lexicon Pharmaceuticals, Inc. (a)	432,820	3,111,976
Mirati Therapeutics, Inc. (a)	4,408	885,655
Moderna, Inc. (a)	254,168	39,347,748
Morphic Holding, Inc. (a)	100,682	3,640,661
Novavax, Inc. (a)	88,224	20,400,036
Olema Pharmaceuticals, Inc. (e)	37,600	1,500,992
ORIC Pharmaceuticals, Inc. (a)	143,826	4,659,962
Passage Bio, Inc.	118,776	2,140,344
PMV Pharmaceuticals, Inc.	16,339	614,837
Poseida Therapeutics, Inc. (c)	110,056	1,215,018
Poseida Therapeutics, Inc. (a)(e)	157,627	1,740,202
Praxis Precision Medicines, Inc. (e)	284,634	12,381,579
Prelude Therapeutics, Inc.	47,982	2,990,718
Protagonist Therapeutics, Inc. (a)	119,674	2,820,716
Prothena Corp. PLC (a)	131,352	2,931,777
PTC Therapeutics, Inc. (a)	104,124	5,945,480
Regeneron Pharmaceuticals, Inc. (a)	58,194	26,220,471
Relay Therapeutics, Inc. (a)	103,249	4,261,086
Repare Therapeutics, Inc.	10,011	329,362
Repligen Corp. (a)	26,292	5,584,158
Revolution Medicines, Inc.	126,263	5,767,694
Rigel Pharmaceuticals, Inc. (a)(e)	1,814,623	7,530,685
Rubius Therapeutics, Inc. (a)(e)	857,959	8,905,614
Sage Therapeutics, Inc. (a)	319,660	27,171,100
Sana Biotechnology, Inc.	9,355	287,573
Sarepta Therapeutics, Inc. (a)	29,186	2,540,933
Scholar Rock Holding Corp. (a)	128,398	6,946,332
Seagen, Inc. (a)	14,329	2,165,255
Seer, Inc. (e)	148,341	7,154,486
Seres Therapeutics, Inc. (a)(e)	786,145	14,968,201
Shattuck Labs, Inc.	160,086	6,611,552
Sigilon Therapeutics, Inc.	50,676	1,347,982
Silverback Therapeutics, Inc. (e)	223,861	10,758,760
Silverback Therapeutics, Inc.	30,816	1,332,915
Springworks Therapeutics, Inc. (a)(e)	250,659	21,569,207
Spruce Biosciences, Inc.	29,751	621,796
Stoke Therapeutics, Inc. (a)	15,025	899,847
Syros Pharmaceuticals, Inc. (a)	338,578	2,844,055
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	5,393	10,916
Taysha Gene Therapies, Inc.	145,096	3,713,007
Taysha Gene Therapies, Inc.	34,019	827,019
TG Therapeutics, Inc. (a)	253,329	11,088,210
Translate Bio, Inc. (a)(e)	281,802	6,577,259
Turning Point Therapeutics, Inc. (a)	13,860	1,634,233
Twist Bioscience Corp. (a)	16,796	2,311,801
Ultragenyx Pharmaceutical, Inc. (a)	15,094	2,136,405
uniQure B.V. (a)	132,930	4,878,531
UNITY Biotechnology, Inc. (a)(e)	286,262	1,949,444
Vaxcyte, Inc.	184,939	4,357,163
Vertex Pharmaceuticals, Inc. (a)	22,992	4,886,950
Vor Biopharma, Inc. (a)	50,077	2,251,462
Vor Biopharma, Inc.	53,738	2,174,454
Xencor, Inc. (a)	173,216	8,534,352
Yumanity Therapeutics, Inc. (b)	19,318	343,281
Yumanity Therapeutics, Inc.	13,229	211,571
Zai Lab Ltd. ADR (a)	175,640	25,910,413
Zentalis Pharmaceuticals, Inc.	42,905	1,803,726
		916,990,807
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	56,276	6,740,739
Danaher Corp.	161,304	35,433,650
DexCom, Inc. (a)	96,607	38,428,332
Genmark Diagnostics, Inc. (a)	175,368	3,428,444
Insulet Corp. (a)	239,126	61,957,547
Intuitive Surgical, Inc. (a)	46,175	34,021,740
Novocure Ltd. (a)	554,635	82,696,079
Outset Medical, Inc.	61,553	3,064,724
Outset Medical, Inc.	41,347	1,955,734
Penumbra, Inc. (a)	60,274	17,143,734
Presbia PLC (a)(d)	96,997	970
Pulmonx Corp.	22,272	1,265,718
Shockwave Medical, Inc. (a)	174,558	20,381,392
		306,518,803
Health Care Providers & Services - 1.3%
1Life Healthcare, Inc. (a)	215,326	10,230,138
Alignment Healthcare Partners unit (b)(d)	93,697	1,754,195
Centene Corp. (a)	152,172	8,908,149
Clover Health Investments Corp. (b)	108,700	1,021,780
CVS Health Corp.	71,405	4,864,823
Humana, Inc.	14,925	5,666,276
Oak Street Health, Inc. (a)	291,941	15,481,631
Progyny, Inc. (a)	52,435	2,206,989
Signify Health, Inc.	25,135	829,958
UnitedHealth Group, Inc.	215,265	71,515,338
		122,479,277
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	136,725	232,433
GoodRx Holdings, Inc. (e)	25,657	1,142,250
Teladoc Health, Inc. (a)(e)	3,028	669,461
		2,044,144
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	415,282	73,916,043
AbCellera Biologics, Inc.	6,732	253,864
Adaptive Biotechnologies Corp. (a)	16,043	907,553
Berkeley Lights, Inc. (a)	747	46,292
Bruker Corp.	38,983	2,377,183
Nanostring Technologies, Inc. (a)	52,549	3,667,395
Sartorius Stedim Biotech	5,182	2,263,348
Seer, Inc.	70,934	3,079,032
Seer, Inc. Class A (b)	60,937	2,938,992
Sotera Health Co.	12,671	331,347
Thermo Fisher Scientific, Inc.	38,676	17,407,294
WuXi AppTec Co. Ltd. (H Shares) (c)	179,088	3,733,477
Wuxi Biologics (Cayman), Inc. (a)(c)	1,568,314	19,429,719
		130,351,539
Pharmaceuticals - 1.1%
Adimab LLC (b)(d)(f)	196,899	10,000,008
Arvinas Holding Co. LLC (a)	35,810	2,803,923
Atea Pharmaceuticals, Inc.	451,131	33,997,232
Bristol-Myers Squibb Co.	89,716	5,502,282
Dragonfly Therapeutics, Inc. (a)(b)(d)	31,376	867,546
Fulcrum Therapeutics, Inc. (a)(e)	185,823	2,343,228
Hansoh Pharmaceutical Group Co. Ltd. (a)(c)	310,602	1,581,752
Harmony Biosciences Holdings, Inc. (a)	47,030	1,668,154
Intra-Cellular Therapies, Inc. (a)	504,370	17,869,829
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	4,880	76,722
Kaleido Biosciences, Inc. (a)(e)	460,178	4,109,390
Nektar Therapeutics (a)(e)	432,587	9,815,399
OptiNose, Inc. (a)	296,412	1,150,079
Pharvaris BV	29,041	1,103,268
Pliant Therapeutics, Inc.	75,172	2,487,441
Royalty Pharma PLC	195,109	9,086,226
Sienna Biopharmaceuticals, Inc. (a)	202,300	4,046
Theravance Biopharma, Inc. (a)	204,060	3,381,274
UCB SA	28,615	2,846,276
		110,694,075

TOTAL HEALTH CARE		1,589,078,645

INDUSTRIALS - 5.6%
Aerospace & Defense - 0.1%
Axon Enterprise, Inc. (a)	7,137	1,181,102
Space Exploration Technologies Corp. Class A (a)(b)(d)	3,900	1,637,961
The Boeing Co.	25,671	5,442,509
		8,261,572
Air Freight & Logistics - 0.3%
FedEx Corp.	71,291	18,143,560
United Parcel Service, Inc. Class B	117,561	18,554,653
		36,698,213
Airlines - 1.8%
Delta Air Lines, Inc.	672,729	32,250,628
JetBlue Airways Corp. (a)	1,579,782	29,115,382
Ryanair Holdings PLC sponsored ADR (a)	43,864	4,716,257
Southwest Airlines Co.	920,499	53,508,607
Spirit Airlines, Inc. (a)	290,491	10,422,817
United Airlines Holdings, Inc. (a)	377,986	19,912,302
Wizz Air Holdings PLC (a)(c)	389,147	28,788,675
		178,714,668
Building Products - 0.3%
Carrier Global Corp.	56,891	2,078,228
Resideo Technologies, Inc. (a)	93,285	2,240,706
The AZEK Co., Inc.	80,233	3,539,078
Trane Technologies PLC	131,017	20,077,045
		27,935,057
Electrical Equipment - 0.4%
AMETEK, Inc.	31,518	3,718,178
Eaton Corp. PLC	37,495	4,881,474
Emerson Electric Co.	96,721	8,308,334
Generac Holdings, Inc. (a)	41,785	13,770,665
Rockwell Automation, Inc.	22,741	5,532,430
Shoals Technologies Group, Inc.	65,093	2,123,334
		38,334,415
Industrial Conglomerates - 0.4%
3M Co.	96,300	16,858,278
Honeywell International, Inc.	109,106	22,077,599
		38,935,877
Machinery - 1.0%
Caterpillar, Inc.	92,256	19,916,225
Cummins, Inc.	32,415	8,207,478
Deere & Co.	111,500	38,926,880
Fortive Corp.	82,856	5,453,582
Illinois Tool Works, Inc.	42,099	8,511,576
Ingersoll Rand, Inc. (a)	46,347	2,147,720
Nikola Corp. (a)(e)	133,353	2,413,689
Xylem, Inc.	150,179	14,951,821
		100,528,971
Professional Services - 0.0%
CoStar Group, Inc. (a)	981	808,109
Road & Rail - 1.3%
Avis Budget Group, Inc. (a)	63,214	3,511,538
CSX Corp.	77,631	7,107,118
Kansas City Southern	46,228	9,816,054
Lyft, Inc. (a)	267,133	14,879,308
Uber Technologies, Inc. (a)	1,022,278	52,902,887
Union Pacific Corp.	189,237	38,975,253
		127,192,158

TOTAL INDUSTRIALS		557,409,040

INFORMATION TECHNOLOGY - 36.5%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	4,902	1,371,776
Ciena Corp. (a)	337,205	17,591,985
Infinera Corp. (a)	1,820,126	17,882,738
Lumentum Holdings, Inc. (a)	61,573	5,541,570
		42,388,069
Electronic Equipment & Components - 0.3%
908 Devices, Inc.	23,971	1,275,017
Arlo Technologies, Inc. (a)	141,263	983,190
II-VI, Inc. (a)	179,788	15,156,128
TE Connectivity Ltd.	2,005	260,710
Trimble, Inc. (a)	139,822	10,366,403
Vontier Corp. (a)	14,565	457,341
		28,498,789
IT Services - 7.1%
Accenture PLC Class A	21,024	5,274,922
Actua Corp. (a)(d)	157,933	7,897
Affirm Holdings, Inc.	9,756	907,893
BigCommerce Holdings, Inc. (a)	7,904	467,205
Black Knight, Inc. (a)	67,903	5,207,481
IBM Corp.	3,415	406,146
MasterCard, Inc. Class A	228,151	80,731,231
MongoDB, Inc. Class A (a)	2,441	942,055
Nuvei Corp. (a)(c)	22,960	1,195,068
Okta, Inc. (a)	41,337	10,807,559
PayPal Holdings, Inc. (a)	626,387	162,766,662
Riskified Ltd. (a)(b)(d)	27,950	321,425
Riskified Ltd. warrants (a)(b)(d)	168	0
Shopify, Inc. Class A (a)	206,400	267,403,640
Snowflake Computing, Inc.	5,578	1,447,714
Snowflake Computing, Inc.:
Class B	1,495	368,612
Class B (c)	498	129,251
Square, Inc. (a)	224,688	51,684,981
TELUS International, Inc.	35,578	1,036,387
Twilio, Inc. Class A (a)	12,800	5,028,864
Visa, Inc. Class A	403,693	85,740,356
Wix.com Ltd. (a)	38,878	13,551,704
Worldline SA (a)(c)	48,072	4,280,494
		699,707,547
Semiconductors & Semiconductor Equipment - 10.8%
Advanced Micro Devices, Inc. (a)	861,644	72,817,534
Applied Materials, Inc.	293,071	34,638,061
Array Technologies, Inc.	31,575	1,170,801
ASML Holding NV	57,336	32,514,672
Broadcom, Inc.	19,946	9,372,027
Cirrus Logic, Inc. (a)	264,653	21,643,322
Cree, Inc. (a)	54,024	6,129,563
First Solar, Inc. (a)	101,649	8,235,602
Intel Corp.	72,279	4,393,118
KLA Corp.	39,689	12,352,407
Marvell Technology Group Ltd.	449,948	21,723,489
Micron Technology, Inc. (a)	335,973	30,751,609
NVIDIA Corp.	1,226,904	673,055,002
Qualcomm, Inc.	154,715	21,070,636
Silicon Laboratories, Inc. (a)	403,429	62,830,032
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	226,205	28,488,258
Teradyne, Inc.	46,484	5,978,307
Texas Instruments, Inc.	88,399	15,228,496
Xilinx, Inc.	31,008	4,040,342
		1,066,433,278
Software - 10.9%
2U, Inc. (a)	50,715	2,009,835
Adobe, Inc. (a)	131,721	60,548,192
Agora, Inc. ADR (a)(e)	1,736	105,670
Atlassian Corp. PLC (a)	15,048	3,576,910
Autodesk, Inc. (a)	98,015	27,052,140
Avalara, Inc. (a)	16,615	2,607,558
Bill.Com Holdings, Inc. (a)	1,702	280,847
BTRS Holdings, Inc. (b)	86,432	1,460,701
Cloudflare, Inc. (a)	978,056	72,346,802
Coupa Software, Inc. (a)	11,771	4,075,826
Crowdstrike Holdings, Inc. (a)	25,900	5,594,400
Datadog, Inc. Class A (a)	7,854	749,350
DocuSign, Inc. (a)	12,014	2,723,093
Elastic NV (a)	20,086	2,699,358
Epic Games, Inc. (b)(d)	5,000	2,875,000
HubSpot, Inc. (a)	94,974	48,911,610
Intuit, Inc.	57,298	22,354,242
JFrog Ltd. (e)	9,851	526,930
Lightspeed POS, Inc.	48,350	3,308,107
LivePerson, Inc. (a)	129,840	8,520,101
Medallia, Inc. (a)	36,392	1,469,145
Microsoft Corp.	1,779,305	413,474,896
Nutanix, Inc. Class A (a)	1,792,742	54,293,191
Oracle Corp.	268,526	17,322,612
Paycom Software, Inc. (a)	10,841	4,057,136
Paylocity Holding Corp. (a)	15,664	2,994,800
Qualtrics International, Inc. (e)	4,404	167,352
RingCentral, Inc. (a)	4,870	1,841,639
Salesforce.com, Inc. (a)	1,070,842	231,837,293
Slack Technologies, Inc. Class A (a)	138,475	5,667,782
The Trade Desk, Inc. (a)	17,772	14,313,391
Workday, Inc. Class A (a)	18,099	4,437,513
Zendesk, Inc. (a)	153,976	22,502,053
Zoom Video Communications, Inc. Class A (a)	46,196	17,259,288
Zscaler, Inc. (a)	80,240	16,451,607
		1,080,416,370
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	5,385,349	653,027,420
Pure Storage, Inc. Class A (a)	1,296,769	30,318,459
Samsung Electronics Co. Ltd.	98,285	7,191,426
		690,537,305

TOTAL INFORMATION TECHNOLOGY		3,607,981,358

MATERIALS - 1.2%
Chemicals - 0.4%
Albemarle Corp. U.S.	15,259	2,398,867
Corteva, Inc.	500,946	22,617,712
Dow, Inc.	87,175	5,170,349
DuPont de Nemours, Inc.	159,620	11,224,478
The Mosaic Co.	82,000	2,410,800
		43,822,206
Containers & Packaging - 0.2%
Ball Corp.	184,767	15,777,254
Sealed Air Corp.	119,442	5,004,620
		20,781,874
Metals & Mining - 0.6%
Barrick Gold Corp. (Canada)	484,969	9,050,773
Freeport-McMoRan, Inc.	1,228,626	41,662,708
Rio Tinto PLC sponsored ADR(e)	68,593	5,995,028
		56,708,509

TOTAL MATERIALS		121,312,589

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	40,646	8,784,820
Simon Property Group, Inc.	85,976	9,708,410
		18,493,230
Real Estate Management & Development - 0.1%
KE Holdings, Inc. ADR (a)	157,062	10,025,267

TOTAL REAL ESTATE		28,518,497

TOTAL COMMON STOCKS
(Cost $6,690,137,316)		9,771,126,406

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.9%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc. Series D (a)(b)(d)	574,100	820,963
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Rad Power Bikes, Inc.:
Series A (b)(d)	22,348	107,803
Series C (b)(d)	87,936	424,189
Rivian Automotive, Inc.:
Series E (b)(d)	338,639	12,478,847
Series F (b)(d)	222,207	8,188,328
		21,199,167
Internet & Direct Marketing Retail - 0.1%
Instacart, Inc.:
Series H(b)(d)	12,458	1,557,250
Series I (b)(d)	6,009	751,125
Zomato Pvt Ltd.:
Series B (b)(d)	4	21,099
Series E (b)(d)	26,796	14
Series G (b)(d)	26	137,144
Series J7 (b)(d)	189	996,930
Series K (b)(d)	351	1,851,441
		5,315,003
Specialty Retail - 0.0%
Fanatics, Inc. Series E (b)(d)	83,710	1,447,346
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series D (a)(b)(d)	19,989	231,073
Series Seed (a)(b)(d)	26,124	301,993
Freenome, Inc. Series C (b)(d)	141,369	1,109,747
		1,642,813
TOTAL CONSUMER DISCRETIONARY		29,604,329
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series C (a)(b)(d)	125,782	4,105,524
Sweetgreen, Inc.:
Series C (a)(b)(d)	54	710
Series D (a)(b)(d)	862	11,335
Series I (a)(b)(d)	2,032	26,721
Series J (b)(d)	130,426	1,715,102
		5,859,392
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Paragon Biosciences Emalex Capital, Inc. Series C (b)(d)	109,967	1,176,647
Sonder Holdings, Inc. Series E (b)(d)	168,483	1,814,040
		2,990,687
HEALTH CARE - 0.3%
Biotechnology - 0.2%
Adagio Theraputics, Inc.:
Series A (b)(d)	55,836	3,867,760
Series B (b)(d)	18,173	1,258,844
Ambrx, Inc.:
Series A (b)(d)	236,166	486,502
Series B (b)(d)	212,549	437,851
Century Therapeutics, Inc. Series C (b)(d)	772,563	5,000,002
Element Biosciences, Inc. Series B (a)(b)(d)	125,057	940,429
EQRx, Inc. Series B (b)(d)	1,029,769	3,418,833
Inscripta, Inc. Series D (b)(d)	277,957	1,481,511
National Resilience, Inc. Series B (b)(d)	182,315	2,490,423
		19,382,155
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. Series D6 (b)(d)	1,087,032	1,104,251
Health Care Providers & Services - 0.1%
Conformal Medical, Inc. Series C (b)(d)	140,186	612,613
Scorpion Therapeutics, Inc. Series B (b)(d)	260,848	631,103
		1,243,716
Health Care Technology - 0.0%
PrognomIQ, Inc.:
Series A5 (b)(d)	37,950	126,753
Series B (b)(d)	196,968	657,873
		784,626
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series C (a)(b)(d)	582	381,321
Vera Therapeutics, Inc. Series C (b)(d)	613,150	472,126
		853,447
TOTAL HEALTH CARE		23,368,195
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series N (b)(d)	19,900	8,357,801
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (b)(d)	122,201	977,119
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (b)(d)	754,820	836,857
IT Services - 0.1%
ByteDance Ltd. Series E1 (b)(d)	49,039	5,373,408
Riskified Ltd.:
Series D (b)(d)	16,900	194,350
Series E (a)(b)(d)	20,000	230,000
		5,797,758
Software - 0.0%
Bird Rides, Inc. (b)(d)	355,401	1,862,301
Bird Rides, Inc. Series D (b)(d)	4,500	23,580
Databricks, Inc. Series G (b)(d)	12,605	2,235,722
Nuvia, Inc. Series B (b)(d)	212,200	1,559,670
		5,681,273
TOTAL INFORMATION TECHNOLOGY		13,293,007

TOTAL CONVERTIBLE PREFERRED STOCKS		84,294,374

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Waymo LLC Series A2 (b)(d)	6,592	566,037
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (b)(d)	833	12,331
Series B (b)(d)	14,586	215,913
Series C (b)(d)	296	4,382
Series D (b)(d)	52,108	771,342
		1,003,968
TOTAL CONSUMER DISCRETIONARY		1,570,005
TOTAL PREFERRED STOCKS
(Cost $69,087,250)		85,864,379
	Principal Amount	Value

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (b)(d)	310,600	310,600
4% 6/12/27 (b)(d)	82,200	82,200
TOTAL CONVERTIBLE BONDS
(Cost $392,800)		392,800

Preferred Securities - 0.1%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Starry, Inc. 3% (b)(d)(g)	4,179,036	4,179,036
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (b)(d)(g)	1,541,987	1,541,987
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (b)(d)	321,369	321,369
TOTAL PREFERRED SECURITIES
(Cost $6,042,392)		6,042,392
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.07% (h)	35,017,191	35,024,194
Fidelity Securities Lending Cash Central Fund 0.08% (h)(i)	91,756,145	91,765,321
TOTAL MONEY MARKET FUNDS
(Cost $126,789,515)		126,789,515
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $6,892,449,273)		9,990,215,492
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(105,044,157)
NET ASSETS - 100%		$9,885,171,335

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $150,272,906 or 1.5% of net assets.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $67,618,396 or 0.7% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,746
Fidelity Securities Lending Cash Central Fund	381,898
Total	$391,644

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Adagio Theraputics, Inc. Series A	7/15/20	$446,688
Adagio Theraputics, Inc. Series B	11/4/20	$1,030,773
Adimab LLC	1/19/21	$10,000,008
Alignment Healthcare Partners unit	2/28/20	$1,135,478
Allbirds, Inc. Series D	12/23/19	$257,574
Allbirds, Inc. Series Seed	1/23/20	$257,583
Ambrx, Inc. Series A	11/6/20	$369,170
Ambrx, Inc. Series B	11/6/20	$369,169
AppHarvest, Inc.	1/29/21	$3,023,180
Bird Rides, Inc.	2/12/21	$1,861,512
Bird Rides, Inc. Series D	9/30/19	$58,130
Blink Health, Inc. Series A1	12/30/20	$1,786,125
Blink Health, Inc. Series C	11/7/19 - 1/21/21	$4,801,854
BTRS Holdings, Inc.	1/12/21	$864,320
ByteDance Ltd. Series E1	11/18/20	$5,373,408
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/9/19	$239,697
Cazoo Holdings Ltd.	9/30/20	$349,878
Cazoo Holdings Ltd. Series A	9/30/20	$11,420
Cazoo Holdings Ltd. Series B	9/30/20	$199,974
Cazoo Holdings Ltd. Series C	9/30/20	$4,058
Cazoo Holdings Ltd. Series D	9/30/20	$714,399
Century Therapeutics, Inc. Series C	2/25/21	$5,000,002
Cerevel Therapeutics Holdings	10/27/20	$1,393,000
Clover Health Investments Corp.	1/5/21	$1,087,000
Coinbase, Inc.	2/25/21 - 2/26/21	$2,906,302
Conformal Medical, Inc. Series C	7/24/20	$514,071
Databricks, Inc. Series G	2/1/21	$2,235,722
Dragonfly Therapeutics, Inc.	12/19/19	$830,209
Element Biosciences, Inc. Series B	12/13/19	$655,374
Enevate Corp. Series E	1/29/21	$836,858
Enevate Corp. 0% 1/29/23	1/29/21	$321,369
Epic Games, Inc.	7/13/20 - 7/30/20	$2,875,000
EQRx, Inc. Series B	11/19/20	$2,823,524
Fanatics, Inc. Series E	8/13/20	$1,447,346
Freenome, Inc. Series C	8/14/20	$934,916
Gemini Therapeutics, Inc.	2/5/21	$963,630
Inscripta, Inc. Series D	11/13/20	$1,270,263
Instacart, Inc. Series H	11/13/20	$747,480
Instacart, Inc. Series I	2/26/21	$751,125
Kardium, Inc. Series D6	12/30/20	$1,104,251
Kardium, Inc. 0%	12/30/20	$1,541,987
National Resilience, Inc. Series B	12/1/20	$2,490,423
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$310,600
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$82,200
Nuvation Bio, Inc.	2/10/21	$3,128,400
Nuvia, Inc. Series B	9/18/20	$680,599
On Holding AG	2/6/20	$1,166,429
Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	$1,176,647
PrognomIQ, Inc. Series A5	8/20/20	$22,922
PrognomIQ, Inc. Series B	9/11/20	$450,094
QuantumScape Corp.	11/25/20 - 2/19/21	$1,325,680
Rad Power Bikes, Inc.	1/21/21	$826,883
Rad Power Bikes, Inc. Series A	1/21/21	$107,803
Rad Power Bikes, Inc. Series C	1/21/21	$424,189
Riskified Ltd.	12/20/19 - 4/15/20	$252,754
Riskified Ltd. Series D	11/18/20	$194,350
Riskified Ltd. Series E	10/28/19	$190,288
Riskified Ltd. warrants	10/28/19	$0
Rivian Automotive, Inc. Series E	7/10/20	$5,245,518
Rivian Automotive, Inc. Series F	1/19/21	$8,188,328
Rush Street Interactive, Inc.	12/29/20	$448,740
Scorpion Therapeutics, Inc. Series B	1/8/21	$631,103
Seer, Inc. Class A	12/8/20	$1,157,803
Skillz, Inc.	12/16/20	$855,180
Sonder Holdings, Inc. Series E	4/3/20 - 5/6/20	$1,814,040
Space Exploration Technologies Corp. Class A	2/16/21	$1,637,961
Space Exploration Technologies Corp. Series N	8/4/20	$5,373,000
Starry, Inc. Series D	7/30/20	$820,963
Starry, Inc. 3%	9/4/20	$4,179,036
Sweetgreen, Inc. warrants 1/21/26	1/21/21	$0
Sweetgreen, Inc. Series C	9/13/19	$923
Sweetgreen, Inc. Series D	9/13/19	$14,740
Sweetgreen, Inc. Series I	9/13/19	$34,747
Sweetgreen, Inc. Series J	1/21/21	$2,230,285
Vera Therapeutics, Inc. Series C	10/29/20	$362,862
Waymo LLC Series A2	5/8/20	$566,037
Xsight Labs Ltd. Series D	2/16/21	$977,119
Yumanity Therapeutics, Inc.	12/22/20	$444,314
Zomato Pvt Ltd.	1/22/21 - 1/29/21	$395,253
Zomato Pvt Ltd. Series B	1/22/21	$16,455
Zomato Pvt Ltd. Series E	1/22/21	$11
Zomato Pvt Ltd. Series G	1/22/21 - 2/5/21	$107,185
Zomato Pvt Ltd. Series J7	12/9/20	$769,792
Zomato Pvt Ltd. Series K	2/10/21	$1,880,486

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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